Schedule of Investments (unaudited) July 31, 2020	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.1%
BWX Technologies Inc.	37,783	$2,059,929
General Dynamics Corp.	215,412	31,609,557
HEICO Corp.	1,887	181,378
HEICO Corp., Class A	4,302	329,318
Huntington Ingalls Industries Inc.	28,244	4,906,265
L3Harris Technologies Inc.	120,050	20,208,017
Lockheed Martin Corp.	195,040	73,914,309
Northrop Grumman Corp.	87,908	28,570,979
Raytheon Technologies Corp.	1,348,376	76,425,952

		238,205,704

Air Freight & Logistics — 1.5%
CH Robinson Worldwide Inc.	110,775	10,381,833
Expeditors International of Washington Inc.	75,806	6,406,365
FedEx Corp.	146,787	24,718,931
United Parcel Service Inc., Class B	877,499	125,271,757

		166,778,886

Auto Components — 0.1%
BorgWarner Inc.	130,347	4,770,700
Gentex Corp.	144,026	3,887,262

		8,657,962

Automobiles — 0.0%
Harley-Davidson Inc.	15,874	413,200
Thor Industries Inc.	26,556	3,027,119

		3,440,319

Banks — 11.0%
Associated Banc-Corp.	253,769	3,258,394
Atlantic Union Bankshares Corp.	107,517	2,426,659
BancorpSouth Bank	98,269	2,056,770
Bank of America Corp.	7,242,138	180,184,393
Bank OZK	166,406	4,002,064
BOK Financial Corp.	35,371	1,970,165
Cathay General Bancorp.	108,727	2,629,019
Citigroup Inc.	2,635,026	131,777,650
Citizens Financial Group Inc.	821,646	20,385,037
Columbia Banking System Inc.	91,898	2,658,609
Comerica Inc.	309,669	11,928,450
Commerce Bancshares Inc.	56,556	3,238,397
Community Bank System Inc.	45,641	2,566,393
Cullen/Frost Bankers Inc.	67,115	4,836,307
CVB Financial Corp.	157,136	2,839,447
First Financial Bankshares Inc.	68,666	2,054,487
First Horizon National Corp.	567,878	5,264,229
First Merchants Corp.	66,349	1,620,906
First Midwest Bancorp. Inc.	139,421	1,691,874
First Republic Bank/CA	39,686	4,463,881
Fulton Financial Corp.	247,557	2,401,303
Glacier Bancorp. Inc.	78,575	2,774,483
Home BancShares Inc./AR	173,392	2,831,491
Huntington Bancshares Inc./OH	1,967,052	18,234,572
Independent Bank Corp.	28,911	1,865,338
Investors Bancorp. Inc.	345,849	2,808,294
JPMorgan Chase & Co.	3,171,647	306,507,966
KeyCorp	1,734,277	20,828,667
PNC Financial Services Group Inc. (The)	560,109	59,746,827
Popular Inc.	117,961	4,377,533
Prosperity Bancshares Inc.	87,455	4,859,000
Regions Financial Corp.	1,559,663	16,937,940

Security	Shares	Value

Banks (continued)
ServisFirst Bancshares Inc.	29,360	$1,074,282
Simmons First National Corp., Class A	139,035	2,306,591
South State Corp.	35,960	1,713,854
Synovus Financial Corp.	277,472	5,591,061
TCF Financial Corp.	213,532	5,869,995
Truist Financial Corp.	1,921,892	71,994,074
U.S. Bancorp.	2,006,969	73,936,738
UMB Financial Corp.	30,551	1,521,440
United Community Banks Inc./GA	38,710	694,070
Webster Financial Corp.	152,196	4,150,385
Wells Fargo & Co.	8,733,935	211,885,263
WesBanco Inc.	124,080	2,460,506
Westamerica Bancorp.	24,839	1,499,282
Wintrust Financial Corp.	44,672	1,911,962
Zions Bancorp. N.A.	208,165	6,759,118

		1,229,395,166

Beverages — 3.6%
Brown-Forman Corp., Class A	20,974	1,326,396
Brown-Forman Corp., Class B, NVS	61,349	4,253,940
Coca-Cola Co. (The)	4,298,665	203,068,934
Constellation Brands Inc., Class A	92,001	16,394,578
PepsiCo Inc.	1,312,523	180,681,916

		405,725,764

Biotechnology — 2.1%
Amgen Inc.	553,373	135,393,772
Gilead Sciences Inc.	1,475,653	102,602,153

		237,995,925

Building Products — 0.5%
AAON Inc.	7,424	439,872
Advanced Drainage Systems Inc.	12,124	594,076
Allegion PLC	35,986	3,579,168
AO Smith Corp.	89,800	4,322,972
Fortune Brands Home & Security Inc.	71,268	5,452,002
Lennox International Inc.	15,910	4,266,107
Masco Corp.	106,095	6,064,390
Owens Corning	59,496	3,597,723
Simpson Manufacturing Co. Inc.	14,339	1,384,574
Trane Technologies PLC	177,285	19,832,873
UFP Industries Inc.	21,264	1,237,990

		50,771,747

Capital Markets — 4.1%
Ameriprise Financial Inc.	112,978	17,356,810
Bank of New York Mellon Corp. (The)	862,797	30,931,272
BlackRock Inc.(a)	131,094	75,380,361
CME Group Inc.	213,792	35,527,954
Cohen & Steers Inc.	15,311	921,416
Eaton Vance Corp., NVS	134,734	4,869,287
Evercore Inc., Class A	48,049	2,657,110
FactSet Research Systems Inc.	12,803	4,433,679
Franklin Resources Inc.	441,197	9,287,197
Goldman Sachs Group Inc. (The)	246,880	48,872,365
Intercontinental Exchange Inc.	226,742	21,944,091
Legg Mason Inc.	86,250	4,311,637
MarketAxess Holdings Inc.	5,923	3,060,414
Moody’s Corp.	43,422	12,214,609
Morgan Stanley	1,107,755	54,147,064
MSCI Inc.	22,960	8,632,501
Nasdaq Inc.	59,303	7,787,077
Northern Trust Corp.	223,503	17,511,460

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Raymond James Financial Inc.	79,865	$5,549,020
S&P Global Inc.	65,251	22,854,163
SEI Investments Co.	49,099	2,569,351
State Street Corp.	377,527	24,082,447
T Rowe Price Group Inc.	217,230	29,999,463
TD Ameritrade Holding Corp.	263,498	9,456,943

		454,357,691

Chemicals — 2.1%
Air Products & Chemicals Inc.	157,817	45,235,087
Albemarle Corp.	65,246	5,380,185
Ashland Global Holdings Inc.	31,517	2,378,903
Avient Corp.	86,575	2,069,142
Balchem Corp.	5,495	550,929
Cabot Corp.	66,574	2,428,620
Celanese Corp.	104,617	10,168,772
Eastman Chemical Co.	156,643	11,690,267
Ecolab Inc.	68,892	12,888,315
HB Fuller Co.	26,106	1,183,646
Innospec Inc.	10,776	810,032
International Flavors & Fragrances Inc.	79,220	9,977,759
Linde PLC	320,514	78,561,187
NewMarket Corp.	4,355	1,632,298
PPG Industries Inc.	146,499	15,770,617
Quaker Chemical Corp.	3,566	691,804
RPM International Inc.	77,862	6,352,761
Scotts Miracle-Gro Co. (The)	21,284	3,375,004
Sensient Technologies Corp.	41,739	2,179,193
Sherwin-Williams Co. (The)	24,985	16,188,281
Stepan Co.	7,935	866,502
Valvoline Inc.	146,090	2,997,767
Westlake Chemical Corp.	21,781	1,187,064

		234,564,135

Commercial Services & Supplies — 0.5%
ABM Industries Inc.	47,636	1,710,132
Brady Corp., Class A, NVS	27,200	1,250,384
Cintas Corp.	25,397	7,666,592
Healthcare Services Group Inc.	80,433	2,106,540
MSA Safety Inc.	17,635	2,090,277
Republic Services Inc.	130,038	11,345,816
Rollins Inc.	34,213	1,792,761
Tetra Tech Inc.	15,221	1,349,342
Waste Management Inc.	256,939	28,160,514

		57,472,358

Communications Equipment — 1.9%
Cisco Systems Inc.	4,257,579	200,531,971
Motorola Solutions Inc.	97,682	13,655,944

		214,187,915

Construction Materials — 0.1%
Vulcan Materials Co.	51,204	6,012,374

Consumer Finance — 0.4%
American Express Co.	360,077	33,602,386
Discover Financial Services	331,410	16,381,596

		49,983,982

Containers & Packaging — 0.2%
AptarGroup Inc.	27,756	3,197,491
Avery Dennison Corp.	52,636	5,965,764
Packaging Corp. of America	93,723	9,008,655
Silgan Holdings Inc.	36,049	1,378,874

Security	Shares	Value

Containers & Packaging (continued)
Sonoco Products Co.	106,050	$5,487,027

		25,037,811

Distributors — 0.2%
Genuine Parts Co.	171,259	15,438,999
Pool Corp.	11,685	3,700,639

		19,139,638

Diversified Consumer Services — 0.0%
Service Corp. International	113,645	4,927,647

Diversified Telecommunication Services — 3.0%
Verizon Communications Inc.	5,792,380	332,946,002

Electric Utilities — 2.9%
ALLETE Inc.	67,839	4,022,853
Alliant Energy Corp.	237,843	12,807,845
American Electric Power Co. Inc.	536,177	46,583,058
Edison International	500,371	27,855,653
Entergy Corp.	239,298	25,157,399
Evergy Inc.	239,621	15,534,629
Eversource Energy	281,262	25,333,268
IDACORP Inc.	48,223	4,496,795
MGE Energy Inc.	23,917	1,586,415
NextEra Energy Inc.	352,300	98,890,610
OGE Energy Corp.	312,995	10,297,535
Otter Tail Corp.	45,333	1,733,987
Pinnacle West Capital Corp.	148,674	12,351,836
PNM Resources Inc.	79,407	3,353,358
Portland General Electric Co.	97,297	4,293,717
Xcel Energy Inc.	444,919	30,717,208

		325,016,166

Electrical Equipment — 0.9%
Eaton Corp. PLC	434,534	40,468,151
Emerson Electric Co.	612,340	37,971,203
Hubbell Inc.	49,710	6,709,359
nVent Electric PLC	178,108	3,234,441
Regal Beloit Corp.	19,674	1,809,418
Rockwell Automation Inc.	71,299	15,553,164

		105,745,736

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	97,547	10,316,571
Badger Meter Inc.	10,089	631,571
CDW Corp./DE	59,203	6,882,349
Cognex Corp.	21,223	1,419,182
Corning Inc.	802,286	24,870,866
Dolby Laboratories Inc., Class A	29,854	2,077,838
FLIR Systems Inc.	67,740	2,822,048
Littelfuse Inc.	8,863	1,574,512
TE Connectivity Ltd.	249,065	22,184,220

		72,779,157

Entertainment — 0.1%
Activision Blizzard Inc.	140,908	11,643,228

Food & Staples Retailing — 2.2%
Casey’s General Stores Inc.	9,965	1,586,328
Costco Wholesale Corp.	133,185	43,355,713
Kroger Co. (The)	520,282	18,100,611
Sysco Corp.	532,028	28,117,680
Walgreens Boots Alliance Inc.	1,025,686	41,755,677

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Walmart Inc.	835,808	$108,153,555

		241,069,564

Food Products — 1.7%
Archer-Daniels-Midland Co.	640,186	27,419,166
Bunge Ltd.	231,233	10,044,762
Flowers Foods Inc.	210,273	4,783,711
Hershey Co. (The)	111,922	16,274,578
Hormel Foods Corp.	177,405	9,022,818
Ingredion Inc.	64,270	5,559,355
J&J Snack Foods Corp.	8,372	1,030,844
JM Smucker Co. (The)	121,859	13,325,282
Kellogg Co.	281,732	19,436,691
Lancaster Colony Corp.	11,494	1,822,833
McCormick & Co. Inc./MD, NVS	58,655	11,431,860
Mondelez International Inc., Class A	1,022,464	56,736,527
Tyson Foods Inc., Class A	253,635	15,585,871

		192,474,298

Gas Utilities — 0.4%
Atmos Energy Corp.	87,326	9,255,683
National Fuel Gas Co.	115,169	4,672,406
New Jersey Resources Corp.	114,045	3,542,238
ONE Gas Inc.	45,598	3,451,769
South Jersey Industries Inc.	131,271	3,062,552
Southwest Gas Holdings Inc.	58,529	4,075,960
Spire Inc.	57,712	3,558,522
UGI Corp.	260,586	8,687,937

		40,307,067

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	912,699	91,854,027
Baxter International Inc.	170,821	14,755,518
Becton Dickinson and Co.	130,173	36,622,872
Danaher Corp.	86,599	17,648,876
Dentsply Sirona Inc.	63,569	2,835,177
Hill-Rom Holdings Inc.	19,463	1,892,193
Medtronic PLC	980,908	94,638,004
ResMed Inc.	44,499	9,011,493
Steris PLC	25,997	4,149,901
Stryker Corp.	121,520	23,489,816
West Pharmaceutical Services Inc.	7,242	1,947,157

		298,845,034

Health Care Providers & Services — 2.0%
AmerisourceBergen Corp.	86,270	8,643,391
Anthem Inc.	110,217	30,177,415
Cardinal Health Inc.	335,044	18,300,103
Chemed Corp.	1,612	793,410
Encompass Health Corp.	50,972	3,470,174
Ensign Group Inc. (The)	7,128	327,817
Humana Inc.	27,859	10,933,265
McKesson Corp.	56,648	8,506,264
Quest Diagnostics Inc.	87,116	11,069,830
UnitedHealth Group Inc.	442,380	133,943,816

		226,165,485

Hotels, Restaurants & Leisure — 2.1%
Aramark	131,846	2,784,587
Domino’s Pizza Inc.	10,175	3,933,757
McDonald’s Corp.	635,566	123,477,762
Royal Caribbean Cruises Ltd.	278,474	13,564,469
Starbucks Corp.	810,184	62,003,381
Wendy’s Co. (The)	54,685	1,267,598

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Wyndham Destinations Inc.	170,836	$4,544,238
Wyndham Hotels & Resorts Inc.	85,498	3,775,592
Yum! Brands Inc.	199,531	18,167,298

		233,518,682

Household Durables — 0.3%
DR Horton Inc.	137,686	9,109,306
Leggett & Platt Inc.	193,230	7,746,591
Whirlpool Corp.	74,389	12,134,333

		28,990,230

Household Products — 3.8%
Church & Dwight Co. Inc.	103,014	9,923,339
Clorox Co. (The)	84,765	20,047,770
Colgate-Palmolive Co.	671,135	51,811,622
Energizer Holdings Inc.	53,697	2,691,830
Kimberly-Clark Corp.	350,444	53,281,506
Procter & Gamble Co. (The)	2,186,349	286,674,081
WD-40 Co.	6,546	1,286,616

		425,716,764

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	953,954	14,528,719
Ormat Technologies Inc.	10,616	631,652

		15,160,371

Industrial Conglomerates — 1.8%
3M Co.	681,799	102,590,295
Carlisle Companies Inc.	28,888	3,439,983
Honeywell International Inc.	551,638	82,398,168
Roper Technologies Inc.	17,546	7,587,768

		196,016,214

Insurance — 3.2%
Aflac Inc.	694,380	24,699,097
Allstate Corp. (The)	226,569	21,385,848
American Equity Investment Life Holding Co.	22,202	565,041
American Financial Group Inc./OH	66,787	4,058,646
Aon PLC, Class A	70,392	14,445,846
Arthur J Gallagher & Co.	110,358	11,862,381
Assurant Inc.	44,111	4,740,609
Assured Guaranty Ltd.	88,444	1,930,733
Axis Capital Holdings Ltd.	109,728	4,402,287
Brown & Brown Inc.	61,288	2,786,765
Chubb Ltd.	343,536	43,711,521
Cincinnati Financial Corp.	184,529	14,380,345
CNO Financial Group Inc.	141,875	2,142,313
Erie Indemnity Co., Class A, NVS	12,618	2,651,294
Everest Re Group Ltd.	37,697	8,247,727
Fidelity National Financial Inc.	352,713	11,413,793
First American Financial Corp.	123,501	6,299,786
Globe Life Inc.	29,880	2,378,448
Hanover Insurance Group Inc. (The)	30,698	3,127,512
Hartford Financial Services Group Inc. (The)	360,570	15,259,322
Lincoln National Corp.	237,501	8,851,662
Marsh & McLennan Companies Inc.	276,329	32,219,961
MetLife Inc.	1,203,799	45,563,792
Old Republic International Corp.	462,252	7,428,390
Primerica Inc.	17,980	2,151,487
Principal Financial Group Inc.	430,660	18,272,904
Reinsurance Group of America Inc.	62,444	5,323,351
RenaissanceRe Holdings Ltd.	10,555	1,903,911
RLI Corp.	15,156	1,335,698
Selective Insurance Group Inc.	32,970	1,791,590

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Travelers Companies Inc. (The)	230,990	$26,429,876
Unum Group	427,279	7,362,017
WR Berkley Corp.	35,052	2,164,461

		361,288,414

IT Services — 2.6%
Accenture PLC, Class A	320,687	72,084,024
Automatic Data Processing Inc.	333,934	44,383,168
Booz Allen Hamilton Holding Corp.	70,267	5,745,030
Broadridge Financial Solutions Inc.	67,160	9,022,274
CSG Systems International Inc.	21,980	926,017
Fidelity National Information Services Inc.	201,134	29,427,916
Jack Henry & Associates Inc.	24,235	4,321,100
Mastercard Inc., Class A	150,087	46,306,342
TTEC Holdings Inc.	8,334	395,532
Visa Inc., Class A	338,623	64,473,819
Western Union Co. (The)	525,413	12,757,028

		289,842,250

Leisure Products — 0.2%
Brunswick Corp./DE	43,436	2,909,343
Hasbro Inc.	150,096	10,920,985
Polaris Inc.	48,991	5,076,938

		18,907,266

Machinery — 2.3%
AGCO Corp.	23,820	1,563,307
Barnes Group Inc.	23,436	864,085
Caterpillar Inc.	568,169	75,498,297
Cummins Inc.	150,490	29,083,697
Donaldson Co. Inc.	71,314	3,447,319
Dover Corp.	91,369	9,404,611
Franklin Electric Co. Inc.	15,378	831,181
Graco Inc.	74,336	3,957,649
Hillenbrand Inc.	74,170	2,167,989
IDEX Corp.	31,303	5,159,360
Illinois Tool Works Inc.	237,470	43,929,575
ITT Inc.	33,840	1,953,583
Lincoln Electric Holdings Inc.	45,261	4,091,142
Mueller Water Products Inc., Class A	113,377	1,147,375
Nordson Corp.	13,031	2,523,193
Oshkosh Corp.	34,342	2,703,402
Otis Worldwide Corp.	181,526	11,388,941
PACCAR Inc.	190,283	16,189,278
Pentair PLC	106,155	4,548,742
Snap-on Inc.	53,630	7,823,008
Stanley Black & Decker Inc.	101,515	15,564,280
Timken Co. (The)	54,599	2,492,990
Toro Co. (The)	49,789	3,552,445
Trinity Industries Inc.	109,149	2,131,680
Watts Water Technologies Inc., Class A	9,856	826,820
Woodward Inc.	7,696	576,738
Xylem Inc./NY	90,272	6,588,051

		260,008,738

Media — 1.6%
Cable One Inc.	824	1,501,789
Comcast Corp., Class A	3,337,405	142,840,934
Interpublic Group of Companies Inc. (The)	699,677	12,629,170
John Wiley & Sons Inc., Class A	49,582	1,677,359
Nexstar Media Group Inc., Class A	38,150	3,343,848
Omnicom Group Inc.	321,542	17,276,452

		179,269,552

Security	Shares	Value

Metals & Mining — 0.3%
Nucor Corp.	365,468	$15,331,383
Reliance Steel & Aluminum Co.	53,934	5,299,555
Royal Gold Inc.	18,871	2,640,619
Steel Dynamics Inc.	246,790	6,764,514
Worthington Industries Inc.	31,944	1,195,344

		31,231,415

Multi-Utilities — 1.9%
Ameren Corp.	214,879	17,241,891
Black Hills Corp.	72,080	4,170,549
CMS Energy Corp.	255,041	16,368,531
Consolidated Edison Inc.	437,936	33,646,623
DTE Energy Co.	227,453	26,300,390
MDU Resources Group Inc.	242,172	5,080,769
NiSource Inc.	424,357	10,375,529
NorthWestern Corp.	65,900	3,707,534
Public Service Enterprise Group Inc.	629,058	35,189,504
Sempra Energy	303,500	37,773,610
WEC Energy Group Inc.	281,138	26,781,206

		216,636,136

Multiline Retail — 0.5%
Dollar General Corp.	63,647	12,118,389
Target Corp.	368,976	46,446,699

		58,565,088

Oil, Gas & Consumable Fuels — 3.6%
Chevron Corp.	3,304,556	277,384,431
Marathon Petroleum Corp.	1,272,061	48,592,730
Phillips 66	628,061	38,952,343
Valero Energy Corp.	771,694	43,392,354

		408,321,858

Personal Products — 0.0%
Nu Skin Enterprises Inc., Class A	71,519	3,207,627

Pharmaceuticals — 9.5%
Bristol-Myers Squibb Co.	2,318,064	135,977,634
Eli Lilly & Co.	547,398	82,268,445
Johnson & Johnson	2,275,382	331,659,680
Merck & Co. Inc.	2,510,798	201,466,432
Perrigo Co. PLC	75,639	4,010,380
Pfizer Inc.	7,739,674	297,822,656
Zoetis Inc.	89,941	13,642,251

		1,066,847,478

Professional Services — 0.1%
Exponent Inc.	16,772	1,409,854
Insperity Inc.	34,174	2,284,874
ManpowerGroup Inc.	57,981	3,988,513
Robert Half International Inc.	95,212	4,843,434

		12,526,675

Real Estate Management & Development — 0.0%
Jones Lang LaSalle Inc.	12,661	1,252,300

Road & Rail — 1.1%
CSX Corp.	364,336	25,991,730
JB Hunt Transport Services Inc.	25,501	3,299,829
Landstar System Inc.	9,160	1,115,505
Union Pacific Corp.	507,444	87,965,417
Werner Enterprises Inc.	11,897	523,290

		118,895,771

Semiconductors & Semiconductor Equipment — 5.9%
Analog Devices Inc.	245,409	28,185,224

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Broadcom Inc.	540,991	$171,358,899
Intel Corp.	2,971,196	141,815,185
KLA Corp.	91,875	18,359,381
Lam Research Corp.	73,146	27,587,745
Microchip Technology Inc.	111,098	11,302,000
MKS Instruments Inc.	12,755	1,625,497
NVIDIA Corp.	34,509	14,652,176
Power Integrations Inc.	7,300	890,819
Qualcomm Inc.	1,028,337	108,602,671
Skyworks Solutions Inc.	75,041	10,924,469
Texas Instruments Inc.	846,399	107,958,192
Xilinx Inc.	132,397	14,212,818

		657,475,076

Software — 3.9%
Intuit Inc.	61,895	18,962,771
Microsoft Corp.	1,711,652	350,905,777
Oracle Corp.	1,270,289	70,437,525

		440,306,073

Specialty Retail — 3.0%
Best Buy Co. Inc.	203,513	20,267,860
Home Depot Inc. (The)	850,117	225,697,562
Lithia Motors Inc., Class A	6,949	1,592,363
Lowe’s Companies Inc.	428,362	63,787,385
Monro Inc.	17,939	1,009,966
Tiffany & Co.	68,309	8,563,216
Tractor Supply Co.	45,125	6,441,143
Williams-Sonoma Inc.	58,263	5,075,873

		332,435,368

Technology Hardware, Storage & Peripherals — 3.8%
Apple Inc.	954,213	405,578,693
NetApp Inc.	313,022	13,866,875
Xerox Holdings Corp.(b)	344,803	5,740,970

		425,186,538

Textiles, Apparel & Luxury Goods — 0.5%
Nike Inc., Class B	395,858	38,639,700
VF Corp.	326,484	19,706,574

		58,346,274

Thrifts & Mortgage Finance — 0.0%
Washington Federal Inc.	81,689	1,906,621

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
WSFS Financial Corp.	26,117	$745,118

		2,651,739

Trading Companies & Distributors — 0.4%
Air Lease Corp.	64,392	1,688,358
Applied Industrial Technologies Inc.	25,113	1,585,133
Fastenal Co.	445,630	20,962,435
GATX Corp.	34,720	2,117,573
MSC Industrial Direct Co. Inc., Class A	60,416	3,988,060
WW Grainger Inc.	25,907	8,848,018

		39,189,577

Water Utilities — 0.2%
American States Water Co.	18,556	1,426,585
American Water Works Co. Inc.	100,232	14,761,167
California Water Service Group	28,399	1,331,061
Essential Utilities Inc.	145,765	6,610,443
SJW Group	17,028	1,063,569

		25,192,825

Wireless Telecommunication Services — 0.0%
Shenandoah Telecommunications Co.	9,804	492,847

Total Common Stocks — 99.6% (Cost: $10,382,226,687)		11,161,125,907

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(a)(c)	20,870,000	20,870,000

Total Short-Term Investments — 0.2% (Cost: $20,870,000)		20,870,000

Total Investments in Securities — 99.8% (Cost: $10,403,096,687)		11,181,995,907

Other Assets, Less Liabilities — 0.2%		21,340,507

Net Assets — 100.0%		$11,203,336,414

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$23,342,000	$—	$(2,472,000	)(a)	$—	$—	$20,870,000	20,870,000	$9,259	$—
BlackRock Inc.	46,150,027	23,056,026	(1,478,917)		255,155	7,398,070	75,380,361	131,094	362,855	—

					$255,155	$7,398,070	$96,250,361		$372,114	$—

(a)	Represents net amount purchased (sold).

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core Dividend Growth ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	278	09/18/20	$45,363	$1,841,004

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$11,161,125,907	$—	$—	$11,161,125,907
Money Market Funds	20,870,000	—	—	20,870,000

	$11,181,995,907	$—	$—	$11,181,995,907

Derivative financial instruments(a)
Assets
Futures Contracts	$1,841,004	$—	$—	$1,841,004

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

6